Accounting Pronouncements	9 Months Ended
Sep. 30, 2018
Accounting Changes and Error Corrections [Abstract]
Accounting Pronouncements
Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (or ASU 2014-09). ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 became effective for the Partnership January 1, 2018, and has been applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Partnership has adopted ASU 2014-09 as a cumulative-effect adjustment as of this date. The Partnership has elected to apply ASU 2014-09 only to those contracts that were not completed as of January 1, 2018. The Partnership identified the following differences:

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Voyage revenues from towage vessels will be recognized over the period where the tow is being performed instead of the period of the tow and the mobilization and demobilization of the towage vessel. The cumulative-effect adjustment on January 1, 2018 and the impact for the three and nine months ended September 30, 2018 was insignificant.

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Revenue from time-charter contracts with fixed annual increases in the daily hire rate during the firm period of the charter to compensate for expected inflationary cost increases will be recognized on a smoothed basis over the term of the time-charter, instead of recognized when due under the contract. For time-charters with a termination fee owing if the contract is not extended past the contract term, the non-lease portion of such termination fee will be recognized over the contract term, instead of recognized when the termination fee is incurred. These changes had the impact of increasing revenue by $0.7 million and $2.2 million, respectively, for the three and nine months ended September 30, 2018, as well as increasing other assets by $10.7 million, decreasing deferred tax assets by $0.9 million and increasing equity by $9.8 million as at September 30, 2018. The cumulative-effect adjustment on January 1, 2018 was an increase to equity of $7.7 million.

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In certain cases, the Partnership will incur pre-operational costs that relate directly to a specific customer contract, that generate or enhance resources of the Partnership that will be used in satisfying performance obligations in the future, whereby such costs are expected to be recovered via the customer contract. Such costs will be deferred and amortized over the duration of the customer contract. The Partnership previously expensed such costs as incurred unless the costs were directly reimbursable by the contract or if they were related to the mobilization of offshore assets to an oil field. This change had the impact of decreasing (increasing) voyage expenses by nil and $1.8 million, vessel operating expenses by ($1.1) million and ($1.4) million, depreciation and amortization by nil and $1.1 million and equity income by $0.1 million and $0.5 million, respectively, for the three and nine months ended September 30, 2018, as well as increasing other assets by $29.0 million, investments in equity accounted joint ventures by $1.3 million, and equity by $30.3 million as at September 30, 2018. The cumulative increase to opening equity as at January 1, 2018 was $29.4 million.

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The Partnership manages floating production storage and offloading (or FPSO) units owned by Teekay Corporation and other vessels. Upon the adoption of ASU 2014-09, costs incurred by the Partnership for its onshore staff and seafarers will be presented as vessel operating expenses and the reimbursement of such expenses will be presented as revenue, instead of such amounts being presented on a net basis. This had the impact of increasing revenues and vessel operating expenses by $9.0 million and $32.1 million, respectively, for the three and nine months ended September 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

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Operating costs for the Partnership's Volatile Organic Compounds (or VOC) plants on certain shuttle tankers will be presented as vessel operating expenses and the reimbursement of such expenses will be presented as revenue instead of such amounts being presented on a net basis. This had the impact of increasing revenues and vessel operating expenses by $1.9 million and $4.5 million, respectively, for the three and nine months ended September 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

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The Partnership previously presented the net allocation for its vessels participating in revenue sharing arrangements as revenues. The Partnership has determined that it is the principal in voyages its vessels perform that are included in the revenue sharing arrangements. As such, the revenue from those voyages will be presented in voyage revenues and the difference between this amount and the Partnership's net allocation from the revenue sharing arrangement will be presented as voyage expenses. This had the impact of increasing revenues and voyage expenses by $2.7 million and $9.1 million, respectively, for the three and nine months ended September 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

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The Partnership previously presented all accrued revenue as a component of accounts receivable. The Partnership has determined that if the right to such consideration is conditional upon something other than the passage of time before payment of that consideration is due, such accrued revenue should be presented apart from accounts receivable. This had the impact of increasing other current assets and decreasing accounts receivable by $8.6 million at September 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

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Deferred costs have presented solely as a long-term asset if the remaining charter contract is more than one year or presented solely as a short-term asset if the charter contract is less than one year. This had the impact of decreasing other current assets and increasing long term assets by $14.5 million as at September 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (or ASU 2016-15), which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statements of cash flows. ASU 2016-15 became effective for the Partnership January 1, 2018, with a retrospective approach. The Partnership has elected to classify distributions received from equity method investees in the statement of cash flows based on the nature of the distribution. The adoption of this update did not have a material impact on the Partnership.
In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash (or ASU 2016-18). ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities are also required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 became effective for the Partnership January 1, 2018. Adoption of ASU 2016-18 resulted in the Partnership including in its statement of cash flows changes in cash, cash equivalents and restricted cash.
In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. ASU 2016-02 is effective January 1, 2019, with early adoption permitted. FASB issued an additional accounting standards update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect. The Partnership has elected to use this new optional transition approach. The Partnership will adopt ASU 2016-02 on January 1, 2019. To determine the cumulative effect adjustment, the Partnership will not reassess whether any expired or existing contracts are, or contain leases, will not reassess lease classification, and will not reassess initial direct costs for any existing leases. The adoption of ASU 2016-02 will result in a change in the accounting method for the lease portion of the daily charter hire for the Partnership's chartered-in vessels accounted for as operating leases with firm periods of greater than one year. As of September 30, 2018, the Partnership had four in-chartered vessels in its fleet of which the accounting for three of these is expected to be impacted by the adoption of ASU 2016-02 as well as a small number of office leases. Under ASU 2016-02, the Partnership will recognize a right-of-use asset and a lease liability on the balance sheet for these charters based on the present value of future minimum lease payments, whereas currently no right-of-use asset or lease liability is recognized. This will have the result of increasing the Partnership’s assets and liabilities. The pattern of expense recognition of chartered-in vessels is expected to remain substantially unchanged, unless the right of use asset becomes impaired. In addition, direct financing lease payments received will be presented as an operating cash inflow instead of an investing cash inflow in the statement of cash flows. The Partnership expects to disclose in the consolidated financial statements for the year ended December 31, 2018 the quantitative impact of adopting ASU 2016-02.
In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Partnership January 1, 2020, with a modified-retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.